Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
Hood River International Opportunity Fund (the “Fund”)
Institutional Shares (HRIOX)
Retirement Shares (HRITX)
Investor Shares (HRIIX)

Supplement dated August 4, 2023
to the Prospectus and Statement of Additional Information (“SAI”),
each dated October 31, 2022, as supplemented

Effective August 11, 2023, the Investor Shares of the Fund will be offered for purchase.
The Prospectus and SAI are hereby amended to add HRIIX as the ticker symbol for the Investor Shares and to remove all statements to the effect that the Investor Shares are not currently offered.

Please retain this supplement with your Prospectus and SAI for future reference.